Going concern and nature of operations (Details Textual) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Aug. 08, 2014	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nature of Operations and Liquidity Risk [Abstract]
Net loss		$ (1,649,136)	$ (3,198,607)	$ (2,798,908)	$ (14,218,945)	$ (4,048,256)	$ 2,729,649	$ (8,290,689)	$ (2,400,363)
Accumulated deficit		(22,715,848)		(18,663,414)		(22,715,848)		(15,864,506)	(3,842,133)
Additional paid in capital		2,883,603				2,883,603
Cash and cash equivalents		3,006,598	3,474,150	4,759,711	6,280,992	3,006,598	3,474,150	4,136,803	17,782	15,018	24,375
Net proceeds from the exercise of warrants	2,725,916			2,480,750		1,404,177	221,850
Negative cash flow from operations				$ (1,857,842)	$ (3,374,310)	$ (3,044,475)	$ (3,030,692)	$ (5,520,499)	$ (578,035)